Warrant Liability - Additional Information (Detail) £ in Thousands		12 Months Ended
	Dec. 23, 2020 shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2020 shares	Dec. 31, 2020 £ / ADS	Jun. 30, 2020 GBP (£) Pence	Jun. 03, 2020 shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares
Disclosure of classes of share capital [line items]
Warrants issued			1,243,908				321,444
Percentage of ordinary share capital		48.00%
Warrant liability | £		£ 50,775					£ 131	£ 1,006
Exercise price per warrants			0.4144	0.348			2.95
fair value of the warrant liability | £		£ 49,900			£ 4,100
ADS [Member]
Disclosure of classes of share capital [line items]
Warrants issued			138,041
Number of new stock issued	47,835	47,835
Private placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued			690,205			161,048,366
Fair Value Adjustments Of Warrants | £		£ 46,000
Exercise price per warrants | Pence					0.348
Bank loan [member]
Disclosure of classes of share capital [line items]
Warrants issued								922,464
Warrant liability | £		£ 800					£ 100
Bottom of range [member] | Bank loan [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants							3.30
Top of range [member] | Bank loan [member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | £ / ADS				2.31
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding			162,845,977